CTIVP® – Westfield Mid Cap Growth Fund
Third Quarter Report
September 30, 2024 (Unaudited)
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.7%
Issuer	Shares	Value ($)
Communication Services 2.1%
Media 2.1%
Trade Desk, Inc. (The), Class A(a)	61,230	6,713,870
Total Communication Services		6,713,870
Consumer Discretionary 11.6%
Hotels, Restaurants & Leisure 6.0%
Chipotle Mexican Grill, Inc.(a)	106,200	6,119,244
DraftKings, Inc., Class A(a)	194,605	7,628,516
Hilton Worldwide Holdings, Inc.	21,500	4,955,750
Total		18,703,510
Household Durables 2.5%
PulteGroup, Inc.	38,610	5,541,693
SharkNinja, Inc.	20,070	2,181,810
Total		7,723,503
Specialty Retail 3.1%
Ross Stores, Inc.	65,150	9,805,726
Total Consumer Discretionary		36,232,739
Consumer Staples 1.5%
Beverages 1.5%
Constellation Brands, Inc., Class A	18,620	4,798,188
Total Consumer Staples		4,798,188
Energy 1.4%
Oil, Gas & Consumable Fuels 1.4%
Diamondback Energy, Inc.	25,220	4,347,928
Total Energy		4,347,928
Financials 13.1%
Banks 2.2%
First Citizens BancShares Inc., Class A	146	268,779
M&T Bank Corp.	11,470	2,043,036
NU Holdings Ltd., Class A(a)	318,670	4,349,846
Total		6,661,661
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 6.8%
Ares Management Corp., Class A	42,610	6,640,342
Coinbase Global, Inc., Class A(a)	27,250	4,855,133
LPL Financial Holdings, Inc.	14,210	3,305,672
MSCI, Inc.	11,155	6,502,584
Total		21,303,731
Financial Services 1.7%
Global Payments, Inc.	51,000	5,223,420
Insurance 2.4%
American International Group, Inc.	55,880	4,092,092
Arthur J Gallagher & Co.	12,240	3,443,969
Total		7,536,061
Total Financials		40,724,873
Health Care 13.9%
Biotechnology 2.9%
Ascendis Pharma A/S ADR(a)	39,180	5,849,966
Legend Biotech Corp., ADR(a)	68,040	3,315,589
Total		9,165,555
Health Care Equipment & Supplies 9.7%
Cooper Cos, Inc. (The)(a)	44,306	4,888,724
DexCom, Inc.(a)	94,450	6,331,928
GE HealthCare Technologies, Inc.	56,210	5,275,309
Insulet Corp.(a)	29,718	6,916,864
Masimo Corp.(a)	50,620	6,749,165
Total		30,161,990
Life Sciences Tools & Services 1.3%
ICON PLC(a)	14,220	4,085,548
Total Health Care		43,413,093
Industrials 22.7%
Aerospace & Defense 8.3%
Axon Enterprise, Inc.(a)	32,410	12,951,036
TransDigm Group, Inc.	8,923	12,734,281
Total		25,685,317

CTIVP® – Westfield Mid Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2024 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Commercial Services & Supplies 2.6%
Copart, Inc.(a)	87,870	4,604,388
Waste Connections, Inc.	19,110	3,417,250
Total		8,021,638
Electrical Equipment 8.3%
AMETEK, Inc.	32,360	5,556,536
GE Vernova, Inc.(a)	21,540	5,492,269
Rockwell Automation, Inc.	18,825	5,053,760
Vertiv Holdings Co.	98,460	9,795,785
Total		25,898,350
Ground Transportation 1.5%
JB Hunt Transport Services, Inc.	27,220	4,690,823
Professional Services 2.0%
Booz Allen Hamilton Holding Corp.	24,450	3,979,482
Dayforce, Inc.(a)	38,230	2,341,587
Total		6,321,069
Total Industrials		70,617,197
Information Technology 25.1%
Electronic Equipment, Instruments & Components 0.7%
Flex Ltd.(a)	68,370	2,285,609
IT Services 2.8%
Globant SA(a)	9,880	1,957,623
MongoDB, Inc.(a)	24,660	6,666,831
Total		8,624,454
Semiconductors & Semiconductor Equipment 3.6%
Enphase Energy, Inc.(a)	24,570	2,776,901
MACOM Technology Solutions Holdings, Inc.(a)	43,680	4,859,837
Teradyne, Inc.	27,680	3,707,183
Total		11,343,921
Software 16.6%
Atlassian Corp., Class A(a)	30,000	4,764,300
Crowdstrike Holdings, Inc., Class A(a)	11,520	3,231,014
Datadog, Inc., Class A(a)	49,140	5,654,048
Fair Isaac Corp.(a)	4,751	9,233,664
HubSpot, Inc.(a)	13,620	7,240,392
Common Stocks (continued)
Issuer	Shares	Value ($)
Monday.com Ltd.(a)	8,810	2,447,154
Palantir Technologies, Inc., Class A(a)	242,260	9,012,072
PTC, Inc.(a)	25,420	4,592,377
Zscaler, Inc.(a)	33,120	5,661,533
Total		51,836,554
Technology Hardware, Storage & Peripherals 1.4%
Pure Storage, Inc., Class A(a)	83,260	4,182,982
Total Information Technology		78,273,520
Materials 3.0%
Chemicals 1.2%
Celanese Corp., Class A	27,380	3,722,585
Construction Materials 1.8%
Vulcan Materials Co.	21,940	5,494,434
Total Materials		9,217,019
Real Estate 2.3%
Real Estate Management & Development 1.1%
CoStar Group, Inc.(a)	45,210	3,410,642
Residential REITs 1.2%
Sun Communities, Inc.	27,940	3,776,091
Total Real Estate		7,186,733
Utilities 1.0%
Independent Power and Renewable Electricity Producers 1.0%
Vistra Corp.	25,740	3,051,220
Total Utilities		3,051,220
Total Common Stocks (Cost $245,816,639)		304,576,380

Money Market Funds 2.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.123%(b),(c)	6,472,793	6,472,146
Total Money Market Funds (Cost $6,471,621)		6,472,146
Total Investments in Securities (Cost: $252,288,260)		311,048,526
Other Assets & Liabilities, Net		584,278
Net Assets		311,632,804
CTIVP® – Westfield Mid Cap Growth Fund  | 2024

Portfolio of Investments  (continued)
CTIVP® – Westfield Mid Cap Growth Fund, September 30, 2024 (Unaudited)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at September 30, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.123%
	88,961	78,410,556	(72,027,887)	516	6,472,146	611	165,212	6,472,793
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

CTIVP® – Westfield Mid Cap Growth Fund  | 2024

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